Cover	Nov. 05, 2024
Cover [Abstract]
Entity Registrant Name	Novusterra Inc.
Entity Central Index Key	0001831114
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 05, 2024
Entity Ex Transition Period	true
Entity File Number	333-276911
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	87-1292025
Entity Address Address Line 1	12175 Visionary Way
Entity Address Address Line 2	Suite 420
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	537-0270